Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Foreign Currency Translation
Beginning Balance	$ (1,526)	$ (969)	$ (508)
Net change	1,230	(557)	(461)
Ending Balance	(296)	(1,526)	(969)
Gains/(Losses) on Securities
Beginning Balance	448	24	(30)
Net change	(253)	424	54
Ending Balance	195	448	24
Employee Benefit Plans
Begining Balance	(4,386)	(2,686)	(2,665)
Net change	(1,331)	(1,700)	(21)
Ending Balance	(5,717)	(4,386)	(2,686)
Gains/(Losses) on Derivatives & Hedges
Beginning Balance	(168)	100	145
Net change	176	(268)	(45)
Ending Balance	8	(168)	100
Total Accumulated Other Comprehensive Income/(Loss)
Beginning Balance	(5,632)	(3,531)	(3,058)
Net change	(178)	(2,101)	(473)
Ending Balance	$ (5,810)	$ (5,632)	$ (3,531)